INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Current
Canadian	-	-
US Federal	3,425,756	2,366,046
Total current income tax expense	3,425,756	2,366,046

Deferred
Canadian	-	-
US Federal	547,490	602,087
Total deferred income tax recovery	547,490	602,087

Total income tax expense	3,973,246	2,968,133

Schedule of domestic and foreign components of Income (loss) before provision for income taxes [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Canadian	6,985,670	(11,678,406)
US Federal	10,146,371	10,044,967
Income (loss) before income taxes	17,132,041	(1,633,439)

Schedule of summary of reconciliation of the statutory income tax rate percentage to the effective tax [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Income (loss) for the year	17,132,041	(1,633,439)
Statutory rate	27%	27%

Income tax expense (recovery) at statutory rate	4,625,652	(441,029)
Non-deductible expenditures and non-taxable revenues	1,530,604	1,842,777
Foreign tax rate differential	(608,783)	(602,698)
Change in valuation allowance	(654,621)	737,667
Adjustment to provision versus statutory tax returns	(919,606)	1,431,416
	3,973,246	2,968,133

Schedule of summary of significant components of the company's deferred tax assets [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Deferred tax assets
Share issuance costs and financing fees	254,662	505,035
Allowable capital losses	140,224	138,421
Non-capital losses	4,409,825	3,834,262
Intangible assets	940,967	816,736
Mineral resource properties	-	983,977
Right of use assets and lease liabilities, net	98,352	63,032
Goodwill	-	-
Reclamation obligation	14,923	14,852
Total deferred tax assets	5,858,953	6,356,315
Valuation allowance	(4,919,214)	(5,573,835)
Total net deferred tax assets	939,739	782,480

Deferred tax liabilities
Property and equipment	(930,715)	(225,966)
Net deferred tax asset	9,024	556,514